Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward of goodwill by reportable segment	The following is a breakdown of the Company’s goodwill as of September 30, 2018 by segment (in thousands):

	TES	LTL	Ascent	Total
Goodwill	$92,926	$—	$171,900	$264,826

The following is a rollforward of goodwill from December 31, 2015 to December 31, 2017 by segment (in thousands):

	TES	LTL	Ascent	Total
Goodwill balance as of December 31, 2015	$223,992	$197,312	$261,506	$682,810
Adjustments to goodwill for purchase accounting	1,812	—	—	1,812
Goodwill impairment charges	(132,408)	(197,312)	(42,361)	(372,081)

Goodwill balance as of December 31, 2016	$93,396	$—	$219,145	$312,541
Adjustments to goodwill for purchase accounting	(470)	—	—	(470)
Adjustments to goodwill for sale of Unitrans	—	—	(42,843)	(42,843)
Goodwill impairment charges	—	—	(4,402)	(4,402)

Goodwill balance as of December 31, 2017	$92,926	$—	$171,900	$264,826

Schedule of Accumulated Impairment Loss

The following is a breakdown of the Company’s accumulated goodwill impairment losses as of September 30, 2018 by segment (in thousands):

	TES	LTL	Ascent	Total
Accumulated goodwill impairment charges	$132,408	$197,312	$46,763	$376,483

The following is a breakdown of the Company’s accumulated goodwill impairment losses from January 1, 2016 to December 31, 2017 by segment (in thousands):

	TES	LTL	Ascent	Total
Balance as of January 1, 2016	$—	$—	$—	$—
Impairment charges in 2016	132,408	197,312	42,361	372,081
Impairment charges in 2017	—	—	4,402	4,402

Balance as of December 31, 2017	$132,408	$197,312	$46,763	$376,483

Intangible assets

Intangible assets as of September 30, 2018 and December 31, 2017 were as follows (in thousands):

	September 30, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
TES	$55,008	$(21,863)	$33,145	$55,008	$(18,470)	$36,538
LTL	2,498	(1,884)	614	2,498	(1,748)	750
Ascent	27,152	(16,635)	10,517	27,152	(14,792)	12,360

Total	$84,658	$(40,382)	$44,276	$84,658	$(35,010)	$49,648

Intangible assets were as follows as of December 31 (in thousands):

	2017			2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
TES	$55,008	$(18,470)	$36,538	$54,248	$(13,250)	$40,998
LTL	2,498	(1,748)	750	1,358	(1,083)	275
Ascent	27,152	(14,792)	12,360	39,152	(14,876)	24,276

Total intangible assets	$84,658	$(35,010)	$49,648	$94,758	$(29,209)	$65,549

Estimated amortization expense

Estimated amortization expense for each of the next five years based on intangible assets as of September 30, 2018 is as follows (in thousands):

Remainder 2018	$1,751
2019	6,819
2020	6,447
2021	6,265
2022	5,826
Thereafter	17,168

Total	$44,276

Estimated amortization expense for each of the next five years based on intangible assets as of December 31, 2017 is as follows (in thousands):

Amount
Year Ending:
2018	$7,123
2019	6,819
2020	6,447
2021	6,265
2022	5,525
Thereafter	17,469

Total	$49,648